Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 16, 2022	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024	May 31, 2023
Income Taxes
Income (loss) before provision for income taxes		$ (5,540)	$ 19,227	$ 3,745	$ (49,841)
Valuation allowance				126,203	128,636	$ 128,579
Valuation allowance increased (decreased)				(2,433)	57
Federal net operating losses				464,900	480,500
Net operating loss				78,800
Federal research and development				$ 2,100	$ 2,100
Corporate minimum tax	15.00%
Financial statement income	$ 1,000,000